Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 7 - Income Taxes

The Company, RLI, is a Nevada company and is subject to the United States federal income tax at a tax rate of 21%. The Company’s former PRC subsidiary, RLSP, was incorporated in the PRC and was subject to PRC’s Enterprise Income Tax. Pursuant to the PRC Income Tax Laws, Enterprise Income Taxes (“EIT”) is generally imposed at 25%. RLSP was disposed of by the Company on November 20, 2025 by selling all of the Company’s then equity interests in RLSP to Shanghai Yongliansen Import and Export Trading Co., Ltd. (“Yongliansen”).

The Company’s current subsidiary, RLHK, is incorporated in Hong Kong, and is subject to the Inland Revenue Ordinance which provides, among other things, that profits tax shall be charged on every person carrying on a trade, profession or business in Hong Kong in respect of his or her assessable profits arising in or derived from Hong Kong. RLHK is currently subject to the two-tiered profits tax regime according to Hong Kong tax rules and regulations.

The two-tier profits tax rate system of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD2 million (approximately US$260,000) of assessable profits of a corporation is subject to the lowered tax rate, 8.25%, while the remaining assessable profits are subject to the tax rate of 16.5%.

No tax is imposed in Hong Kong in respect of capital gains from the sale of shares. Under Hong Kong tax regulations, a company’s first financial year for profits tax purposes may be up to 18 months from the date of incorporation, and the timing of the first profits tax filing is determined based on the company’s selected financial year-end.

RLHK currently expects to adopt a first financial year-end of December 31, 2026 (or March 31, 2027), and therefore is not required to file a profits tax return for the year ended December 31, 2025. In addition, management expects that RLHK’s operations qualify as offshore activities, as all substantive business activities are conducted outside Hong Kong. Under Hong Kong’s territorial source principle, profits derived from offshore activities are generally exempt from Hong Kong profits tax, subject to review and acceptance by the Inland Revenue Department of Hong Kong. Based on the current practice of the Inland Revenue Department of Hong Kong, no tax is payable in Hong Kong in respect of dividends paid by RLHK.

For the three months ended March 31, 2026 and 2025, income tax expense was $Nil and $Nil, respectively. As of March 31, 2026 and 2025, deferred tax liabilities amounted to $63,942 and $63,942, respectively. The deferred tax liabilities and deferred income tax expense primarily arose from taxable temporary differences related to gains recognized for financial reporting purposes on the disposal of a subsidiary, where the consideration was structured as a long-term receivable and the related tax obligations are deferred under applicable tax laws.

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the three months ended March 31, 2026 and 2025:

For the three months ended
March 31
	2026	2025

U.S. federal income tax rate	21%	21.0%
Tax rate difference	-%	-%
Nontaxable items	-%	-%
GILTI tax	-%	-%
Others	-%	-%
Valuation allowance	-%	-%
Effective tax rate	-%	-%

As the Company incurred a pre-tax loss with income tax expense arising from disposal gains and deferred income tax adjustments. Accordingly, the effective income tax rate for the period is not meaningful.

For U.S. income tax purposes, the Company has no cumulative undistributed earnings of foreign subsidiary as of March 31, 2026. Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if we concluded that such earnings will be remitted to the U.S. in the future.

In addition, the 2017 Tax Act also creates a new requirement that certain income (i.e., Global Intangible Low-Taxed Income (“GILTI”)) earned by controlled foreign corporations (“CFCs”) must be included currently in the gross income of the CFCs’ U.S. shareholder. GILTI is the excess of the shareholder’s net CFC tested income over the net deemed tangible income return, which is currently defined as the excess of (1) 10 percent of the aggregate of the U.S. shareholder’s pro rata share of the qualified business asset investment of each CFC with respect to which it is a U.S. shareholder over (2) the amount of certain interest expense taken into account in the determination of net CFC-tested income. The Company has elected to recognize the tax on GILTI as a period expense in the period the tax is incurred. For the three months ended March 31, 2026 and 2025, no GILTI tax expense was incurred.

ASC 740 also requires the recognition and measurement of uncertain tax positions using a “more-likely-than-not” threshold. Management has evaluated the Company’s tax positions, including the anticipated offshore profits tax exemption in Hong Kong, and determined that no liability for uncertain tax positions was required to be recorded as of March 31, 2026.

Note 7 - Income Taxes

The Company, RLI is a Nevada company and subject to the United States federal income tax at a tax rate of 21%. The Company’s Form PRC Subsidiary, RLSP, is incorporated in the PRC and are subject to PRC’s Enterprise Income Tax. Pursuant to the PRC Income Tax Laws, Enterprise Income Taxes (“EIT”) is generally imposed at 25%. RLSP was disposed from the Company on November 20, 2025 by selling all our then equity interests in RLSP to Shanghai Yongliansen Import and Export Trading Co., Ltd. (“Yongliansen”).

The Company’s current subsidiary, RLHK, is incorporated in Hong Kong, and is subject to the Inland Revenue Ordinance which provides, among other things, that profits tax shall be charged on every person carrying on a trade, profession or business in Hong Kong in respect of his or her assessable profits arising in or derived from Hong Kong. RLHK is currently subject to the two-tiered profits tax regime according to Hong Kong tax rules and regulations.

The two-tier profits tax rates system of Hong Kong became effective since the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD2 million (approximately US$260,000) of assessable profits of a corporation is subject to the lowered tax rate, 8.25%, while the remaining assessable profits is subject to the tax rate of 16.5%.

No tax is imposed in Hong Kong in respect of capital gains from the sale of shares. Under Hong Kong tax regulations, a company’s first financial year for profits tax purposes may be up to 18 months from the date of incorporation, and the timing of the first profits tax filing is determined based on the company’s selected financial year-end.

RLHK currently expects to adopt a first financial year-end of December 31, 2026 (or March 31, 2027), and therefore is not required to file a profits tax return for the year ended December 31, 2025. In addition, management expects that RLHK’s operations qualify as offshore activities, as all substantive business activities are conducted outside Hong Kong. Under Hong Kong’s territorial source principle, profits derived from offshore activities are generally exempt from Hong Kong profits tax, subject to review and acceptance by the Inland Revenue Department of Hong Kong. Based on the current practice of the Inland Revenue Department of Hong Kong, no tax is payable in Hong Kong in respect of dividends paid by RLHK.

For the years ended December 31, 2025 and 2024, income tax expense was $63,942 and nil, respectively. As of December 31, 2025 and 2024, deferred tax liabilities amounted to $220,796 and nil, respectively. The deferred tax liabilities and deferred income tax expense primarily arose from taxable temporary differences related to gains recognized for financial reporting purposes on the disposal of a subsidiary, where the consideration was structured as a long-term receivable and the related tax obligations are deferred under applicable tax laws.

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the years ended December 31, 2025 and 2024:

	Years Ended December 31,
	2025	2024

U.S. federal income tax rate	21%	21.0%
Tax rate difference	-%	4.0%
Nontaxable items	-%	-%
GILTI tax	-%	-%
Others	-%	0.4)%
Valuation allowance	-%	(25.0)%
Effective tax rate	-%	0.4)%

As the Company incurred a pre-tax loss with income tax expense arising from disposal gains and deferred income tax adjustments. Accordingly, the effective income tax rate for the period is not meaningful.

For U.S. income tax purposes, the Company has no cumulative undistributed earnings of foreign subsidiary as of December 31, 2025. Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if we concluded that such earnings will be remitted to the U.S. in the future.

In addition, the 2017 Tax Act also creates a new requirement that certain income (i.e., Global Intangible Low-Taxed Income (“GILTI”)) earned by controlled foreign corporations (“CFCs”) must be included currently in the gross income of the CFCs’ U.S. shareholder. GILTI is the excess of the shareholder’s net CFC tested income over the net deemed tangible income return, which is currently defined as the excess of (1) 10 percent of the aggregate of the U.S. shareholder’s pro rata share of the qualified business asset investment of each CFC with respect to which it is a U.S. shareholder over (2) the amount of certain interest expense taken into account in the determination of net CFC-tested income. The Company has elected to recognize the tax on GILTI as a period expense in the period the tax is incurred. For the years ended December 31, 2025 and 2024, no GILTI tax expense was incurred.

ASC 740 also requires the recognition and measurement of uncertain tax positions using a “more-likely-than-not” threshold. Management has evaluated the Company’s tax positions, including the anticipated offshore profits tax exemption in Hong Kong, and determined that no liability for uncertain tax positions was required to be recorded as of December 31, 2025.